ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	¥ 6,897,480		¥ 5,231,628	¥ 5,363,184
Current year other comprehensive loss	(34,908)	$ (5,478)	(133,439)	(8,075)
Ending balance	7,601,001	1,192,762	6,897,480	5,231,628
Accumulated Translation Adjustment
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	(55,535)		77,904	85,979
Current year other comprehensive loss	(34,908)		(133,439)	(8,075)
Ending balance	¥ (90,443)	$ (14,192)	¥ (55,535)	¥ 77,904